Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000200399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright DALI 1 ETF
Class Name	First Trust Dorsey Wright DALI 1 ETF
Trading Symbol	DALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright DALI 1 ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DALI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI 1 ETF	$33(1)	0.30%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.02% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period.
During the Period, the Information Technology sector received the greatest allocation of any sector in the Fund with an average weight of 35.9%. The allocation to this sector contributed 6.7% to the Fund’s overall return, the greatest return contribution of any sector. No sector had a material negative contribution to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 14, 2018 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	Since Inception (5/14/18)
First Trust Dorsey Wright DALI 1 ETF	20.02%	5.29%	4.93%
Nasdaq Dorsey Wright DALI 1™ Index	20.46%	5.69%	5.31%
S&P 500® Index	25.02%	14.53%	14.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.38%

Performance Inception Date	May 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DALI for more recent performance information.
Net Assets	$ 108,539,551
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 329,818
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$108,539,551
Total number of portfolio holdings	8
Total advisory fee paid	$329,818
Portfolio turnover rate	123%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Small Cap Growth AlphaDEX® Fund	17.9%
First Trust Large Cap Growth AlphaDEX® Fund	17.7%
First Trust Dow Jones Internet Index Fund	13.0%
First Trust Financials AlphaDEX® Fund	12.9%
First Trust NASDAQ-100-Technology Sector Index Fund	12.8%
First Trust Consumer Discretionary AlphaDEX® Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.3%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Small Cap Growth AlphaDEX® Fund	17.9%
First Trust Large Cap Growth AlphaDEX® Fund	17.7%
First Trust Dow Jones Internet Index Fund	13.0%
First Trust Financials AlphaDEX® Fund	12.9%
First Trust NASDAQ-100-Technology Sector Index Fund	12.8%
First Trust Consumer Discretionary AlphaDEX® Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.3%

C000125197 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BuyWrite Income ETF
Class Name	First Trust BuyWrite Income ETF
Trading Symbol	FTHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of October 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$19(1)	0.75%(2)
(1)	For the period October 1, 2024 to December 31, 2024. The cost of a $10,000 investment for the complete fiscal year would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 19	[2]
Expense Ratio, Percent	0.75%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.34% from October 1, 2024 through December 31, 2024. The Fund underperformed its benchmark, the CBOE S&P 500® BuyWrite Monthly Index, which returned 5.78% for the same Period.
This underperformance was the result of the Fund’s equity option strategy underperforming the benchmark’s equity option strategy. The Fund’s underlying equity strategy outperformed the benchmark’s equity strategy but not by enough to completely offset the equity option underperformance.
Commodities, as measured by the Bloomberg Commodity Index, trended sideways during the Period, returning -0.45% for the Period. Underneath the relatively placid commodity returns was a large rally in the Energy sector (5.50%) and the Livestock sector (4.77%). Industrial metals and precious metals were down during the Period, declining by 7.73% and 2.14%, respectively. Interest rates in the short end of the curve (less than 1 year to maturity treasuries), fell during the year as the Federal Reserve (the “Fed”) cut its short-term benchmark rate twice, each time by 0.25%. Longer rates (> 1 year to maturity) rose during the Period as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund benefitted from the economic backdrop as its equity holdings rallied strongly, slightly outperforming the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was slightly underweight in technology, industrial, and consumer discretionary stocks and overweight in health care, energy, and real estate stocks. The combined impact of the sector allocations for the portfolio were slightly negative. Offsetting the negative impacts of the sector allocation was the stock selection process, which added to relative returns during the Period. The Fund’s selection process added value in the Consumer Staples, Materials, Utilities, and Information Technology sectors. Individual selection in the Financials and Real Estate sectors were negative contributors to relative return. Overall, the equity portfolio outperformed during the Period.
The Fund’s option strategy, selling index calls on the S&P 500® Index that are slightly out-of-the-money, with expirations of one, two, and three months underperformed versus the benchmark’s strategy of a 100% overwrite with at-the-money one-month calls. The Fund’s option strategy performed in-line for the first two months of the Period only to underperform in the last month of the Period. The Fund’s option strategy of rolling options over several days hurt performance particularly in the last month of the Period as the benchmark’s strategy of rolling on the third Friday of the month proved very beneficial versus a multi-day rolling process.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past three-month and one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	3 Month	1 Year	5 Year	10 Year
First Trust BuyWrite Income ETF	3.34%	18.98%	7.75%	7.30%
CBOE S&P 500® BuyWrite Monthly Index	5.78%	20.13%	6.88%	6.94%
S&P 500® Index	2.41%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTHI for more recent performance information.
Net Assets	$ 1,081,252,794
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,909,193
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$1,081,252,794
Total number of portfolio holdings	175
Total advisory fee paid	$1,909,193
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
Apple, Inc.	6.2%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C	2.1%
Johnson & Johnson	1.9%
Tesla, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
Apple, Inc.	6.2%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C	2.1%
Johnson & Johnson	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective October 23, 2024, the Fund’s fiscal year-end changed from September 30 to December 31.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTHI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTHI
C000125204 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq BuyWrite Income ETF
Class Name	First Trust Nasdaq BuyWrite Income ETF
Trading Symbol	FTQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of October 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$19(1)	0.75%(2)
(1)	For the period October 1, 2024 to December 31, 2024. The cost of a $10,000 investment for the complete fiscal year would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 19	[4]
Expense Ratio, Percent	0.75%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.65% from October 1, 2024 through December 31, 2024. The Fund underperformed its benchmark, the CBOE Nasdaq-100 BuyWriteTM Index, which returned 7.43% for the same Period.
This underperformance was the result of the Fund’s equity option strategy underperforming the benchmark’s equity option strategy. The Fund’s underlying equity strategy outperformed the benchmark’s equity strategy but not by enough to completely offset the equity option underperformance.
Commodities, as measured by the Bloomberg Commodity Index, trended sideways during the Period, returning -0.45% for the Period. Underneath the relatively placid commodity returns was a large rally in the Energy sector (5.50%) and the livestock sector (4.77%). Industrial metals and precious metals were down during the Period, declining by 7.73% and 2.14%), respectively. Interest rates in the short end of the curve (less than 1 year to maturity treasuries), fell during the year as the Federal Reserve (the “Fed”) cut its short-term benchmark rate twice, each time by 0.25%. Longer rates (> 1 year to maturity) rose during the Period as the consistently robust growth in gross domestic product and steady U.S. job growth numbers forestalled a more aggressive rate cutting program by the Fed.
The Fund benefitted from the economic backdrop as its equity holdings rallied strongly, slightly outperforming the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was slightly underweight in technology and consumer discretionary stocks and overweight in financials, real estate, and energy stocks. The combined impact of the sector allocations for the portfolio were slightly negative. Offsetting the negative impacts of the sector allocation was the stock selection process, which added to relative returns during the Period. The Fund’s selection process added value in the Information Technology, Communication Services, and Consumer Discretionary sectors. Individual selection in the Real Estate sector and Energy sectors were negative contributors to relative return. Overall, the equity portfolio outperformed during the Period.
The Fund’s option strategy, selling index calls on the Nasdaq-100® Index that are slightly out-of-the-money, with expirations of one, two, and three months underperformed versus the benchmark’s strategy of a 100% overwrite with at-the-money one-month calls. The Fund’s option strategy performed in-line for the first two months of the Period only to underperform in the last month of the Period. The Fund’s option strategy of rolling options over several days hurt performance particularly in the last month of the Period as the benchmark’s strategy of rolling on the third Friday of the month proved very beneficial versus a multi-day rolling process.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past three-month and one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	3 Month	1 Year	5 Year	10 Year
First Trust Nasdaq BuyWrite Income ETF	4.65%	17.89%	6.52%	5.86%
CBOE Nasdaq-100 BuyWriteTM Index	7.43%	23.94%	8.03%	8.76%
S&P 500® Index	2.41%	25.02%	14.53%	13.10%
Nasdaq-100 Index®	4.93%	25.88%	20.18%	18.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTQI for more recent performance information.
Net Assets	$ 544,827,086
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 940,567
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$544,827,086
Total number of portfolio holdings	202
Total advisory fee paid	$940,567
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	8.4%
NVIDIA Corp.	7.4%
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	4.3%
Tesla, Inc.	4.0%
Netflix, Inc.	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class A	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	8.4%
NVIDIA Corp.	7.4%
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
Meta Platforms, Inc., Class A	4.3%
Tesla, Inc.	4.0%
Netflix, Inc.	2.6%
Costco Wholesale Corp.	2.6%
Alphabet, Inc., Class A	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTQI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective October 23, 2024, the Fund’s fiscal year-end changed from September 30 to December 31.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTQI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTQI

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	For the period October 1, 2024 to December 31, 2024. The cost of a $10,000 investment for the complete fiscal year would have been higher.
[3]	Annualized.
[4]	For the period October 1, 2024 to December 31, 2024. The cost of a $10,000 investment for the complete fiscal year would have been higher.
[5]	Annualized.